Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets:
Current derivative assets	$ 12,593	$ 13,019
Non-current derivative assets	6,406	7,229
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	56,619	63,921
Financial liabilities:
Long-term debt, current and non-current	901,034	963,005
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	12,593	13,019
Non-current derivative assets	6,406	7,229
Carrying Amount | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	55,686
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	56,619	63,921
Financial liabilities:
Long-term debt, current and non-current	876,875	941,647
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	12,593	13,019
Non-current derivative assets	6,406	$ 7,229
Fair Value | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	$ 55,686